Property and Equipment	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	March 31, 2021	June 30, 2020
Furniture and fixtures	$108,409	$71,778
Vehicle	3,044	2,825
Leasehold improvement	238,537	203,751
Office equipment	208,913	174,253
Subtotal	558,903	452,607
Less: accumulated depreciation	256,964	161,576
Total	$301,939	$291,031

Depreciation for the nine months ended March 31, 2021 and 2020 was $104,841 and $33,263, respectively. Depreciation for the three months ended March 31, 2021 and 2020 was $38,819 and $23,556, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment are summarized as follows:

	June 30, 2020	June 30, 2019
Furniture and fixtures	$71,778	$83,437
Vehicle	2,825	2,913
Leasehold improvement	203,751	-
Office equipment	174,253	54,641
Subtotal	452,607	140,991
Less: accumulated depreciation	161,576	99,875
Total	$291,031	$41,116

Depreciation expense for the years ended June 30, 2020 and 2019 was $65,252 and $31,442 respectively.